Subsequent Event - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended		1 Months Ended			3 Months Ended	12 Months Ended	1 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended
	Mar. 30, 2013	Dec. 29, 2012	Dec. 31, 2011	Jan. 16, 2013 Senior Notes	Dec. 27, 2012 Senior Notes	May 11, 2011 Senior Notes	Mar. 30, 2013 Senior Notes	Dec. 29, 2012 Senior Notes	Jan. 16, 2013 Senior Subordinated Notes	Dec. 27, 2012 Senior Subordinated Notes	Mar. 30, 2013 Senior Subordinated Notes	Dec. 29, 2012 Senior Subordinated Notes	Jan. 16, 2013 Subsequent Event Senior Notes	Jan. 16, 2013 Subsequent Event Senior Subordinated Notes
Subsequent Event [Line Items]
Debt instrument , principal amount													$ 375,000,000
Debt instrument , interest rate				8.50%	8.50%	8.50%	8.50%	8.50%	11.25%	11.25%	11.25%	11.25%	8.50%	11.25%
Debt instrument , due date				Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2017
Aggregate principal amount of debt				375,000,000	175,000,000	400,000,000			355,000,000	166,000,000				355,000,000
Loss on Extinguishment Of Debt	$ (23,967,000)	$ (31,423,000)	$ (76,011,000)						$ (24,000,000)	$ (11,000,000)				$ 24,000,000